SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Non-controlling interest	$ 5,655,495	$ 6,087,019
Shanghai [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ (36,977)	65,652
Beijing [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 987,693	867,501
Qinghai [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 121,931	193,753
Harbin [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 462,313	436,332
Zhengzhou [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 250,813	277,424
Chengdu [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 277,477	268,966
Guangzhou [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 352,309	310,888
Changchun [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 177,274	275,496
Hefei [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 168,966	278,903
Hangzhou [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 254,320	437,487
Tianjin [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 562,243	477,013
Shenzhen [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 52,899	122,690
Qingdao [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 71,148	93,626
Kunming [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 842,731	740,138
Xi’an [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 176,868	174,271
Shijiazhuang [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 608,067	652,868
Ningbo [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 186,281	192,754
Chongqing [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 109,024	156,366
Changyun [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 56,660	48,995
Suzhou [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ (36,396)	10,800
Changzhou [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 7,946	5,096
Zibo [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%
Non-controlling interest	$ 1,905	$ 0